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TYPE						13F-HR
PERIOD						12/31/2009
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2009
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 22, 2009

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		589367
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    12305 439000.00 SH      Sole                439000.00
Adobe Systems Inc              COM              00724F101    20938 569268.00 SH      Sole                569268.00
AFLAC Inc                      COM              001055102    13747 297225.00 SH      Sole                297225.00
Agilent Technologies Inc       COM              00846U101     3546 114125.00 SH      Sole                114125.00
Air Prods & Chems Inc          COM              009158106    17118 211175.00 SH      Sole                211175.00
Altera Corporation             COM              021441100    10967 484625.00 SH      Sole                484625.00
Amphenol Corp Cl-A             COM              032095101    15759 341250.00 SH      Sole                341250.00
Apple Inc                      COM              037833100     8282 39300.00 SH       Sole                 39300.00
Avon Products                  COM              054303102     3721 118125.00 SH      Sole                118125.00
Bard C R Inc                   COM              067383109    13627 174926.00 SH      Sole                174926.00
Baxter International Inc       COM              071813109     9735 165900.00 SH      Sole                165900.00
Becton Dickinson & Co          COM              075887109     7460 94600.00 SH       Sole                 94600.00
BlackRock, Inc.                COM              09247x101     3576 15400.00 SH       Sole                 15400.00
Celgene Corporation            COM              151020104    16916 303800.00 SH      Sole                303800.00
Cisco Systems Inc              COM              17275R102    20236 845274.00 SH      Sole                845274.00
Clorox Company                 COM              189054109    12047 197490.00 SH      Sole                197490.00
Discovery Communications -A    COM              25470f104    11574 377375.00 SH      Sole                377375.00
Dover Corp                     COM              260003108    12743 306250.00 SH      Sole                306250.00
Emerson Electric Co            COM              291011104    15793 370726.00 SH      Sole                370726.00
Exxon Mobil Corporation        COM              30231G102     8554 125450.00 SH      Sole                125450.00
General Electric Co            COM              369604103     1173 77500.00 SH       Sole                 77500.00
Genzyme Corp - Genl Division   COM              372917104     2161 44100.00 SH       Sole                 44100.00
Goldman Sachs Group Inc        COM              38141G104     5091 30150.00 SH       Sole                 30150.00
Google Inc - Class A           COM              38259P508    18978 30610.00 SH       Sole                 30610.00
Hewlett Packard Co             COM              428236103    18439 357975.00 SH      Sole                357975.00
Home Depot, Inc                COM              437076102     2158 74600.00 SH       Sole                 74600.00
Intl Business Machines         COM              459200101     4244 32425.00 SH       Sole                 32425.00
ITT Corp                       COM              450911102    13987 281200.00 SH      Sole                281200.00
Joy Global Inc                 COM              481165108     4541 88050.00 SH       Sole                 88050.00
Kohls Corp                     COM              500255104    12535 232425.00 SH      Sole                232425.00
Medco Health Solutions Inc     COM              58405u102     4490 70250.00 SH       Sole                 70250.00
Metlife Inc                    COM              59156r108    12411 351075.00 SH      Sole                351075.00
Mylan Inc                      COM              628530107    12179 660800.00 SH      Sole                660800.00
National Oilwell Varco         COM              637071101    15280 346575.00 SH      Sole                346575.00
Nike Inc Cl B                  COM              654106103    13278 200975.00 SH      Sole                200975.00
Norfolk Southern Corp          COM              655844108     6235 118950.00 SH      Sole                118950.00
Northern Trust Corp            COM              665859104     2124 40525.00 SH       Sole                 40525.00
Oracle Corporation             COM              68389X105    16698 680700.00 SH      Sole                680700.00
Pepsico Inc                    COM              713448108    18783 308925.00 SH      Sole                308925.00
Price T Rowe Group Inc         COM              74144T108    11025 207049.00 SH      Sole                207049.00
Procter & Gamble               COM              742718109     6594 108750.00 SH      Sole                108750.00
Qualcomm Inc.                  COM              747525103     6705 144950.00 SH      Sole                144950.00
Quest Diagnostics              COM              74834L100     3085 51100.00 SH       Sole                 51100.00
Raytheon Company               COM              755111507    12727 247025.00 SH      Sole                247025.00
Roper Industries Inc           COM              776696106    10553 201500.00 SH      Sole                201500.00
Staples Inc                    COM              855030102     3944 160400.00 SH      Sole                160400.00
Steel Dynamics Inc             COM              858119100    11736 662300.00 SH      Sole                662300.00
Sunoco Inc.                    COM              86764P109     1160 44450.00 SH       Sole                 44450.00
Target Corp                    COM              87612e106     5712 118100.00 SH      Sole                118100.00
Transocean                     COM              H8817h100    16212 195802.00 SH      Sole                195802.00
U S Bancorp                    COM              902973304    12245 544000.00 SH      Sole                544000.00
United Parcel Service - Cl B   COM              911312106     4633 80750.00 SH       Sole                 80750.00
VF Corp                        COM              918204108    20157 275225.00 SH      Sole                275225.00
Vulcan Materials Co            COM              929160109      999 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    15937 298175.00 SH      Sole                298175.00
Waste Mgmt Inc                 COM              94106L109     2740 81050.00 SH       Sole                 81050.00
Waters Corp                    COM              941848103    13078 211075.00 SH      Sole                211075.00
XTO Energy Inc                 COM              98385X106     2686 57720.00 SH       Sole                 57720.00
Yum! Brands,Inc                COM              988498101     4012 114725.00 SH      Sole                114725.00

REPORT SUMMARY			59 DATA RECORDS		     589367		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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